Amounts Receivable	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Amounts Receivable

5.	AMOUNTS RECEIVABLE

	December 31, 2021	December 31, 2020
Sales tax receivables
Canada	6.5	$5.4
Mexico	18.7	17.7
Other	1.9	4.0
Other receivables	4.0	7.6
	$31.1	$34.7
Sales tax receivables are mainly related to value-added taxes at the Company's Mexican and Canadian operations. The Company expects that these receivables will be collected within the next year.